Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000205057_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000205057_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000205057_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%
C000033052_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033052_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033052_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013214_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013214_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013214_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000205065_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205065_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205065_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000033050_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033050_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033050_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000182220_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182220_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182220_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%
C000205068_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205068_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205068_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000013219_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013219_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013219_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000033056_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033056_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033056_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000182224_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182224_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182224_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000013211_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013211_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013211_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000182227_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182227_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182227_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000013206_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013206_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013206_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000205067_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205067_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205067_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000101221_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000101221_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000101221_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013224_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013224_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013224_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000033053_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033053_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033053_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013234_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013234_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013234_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000182225_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182225_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182225_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000013204_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013204_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013204_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000205063_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205063_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205063_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000101223_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000101223_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000101223_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013228_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013228_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013228_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000144490_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000144490_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000144490_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000205059_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000205059_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000205059_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%
C000144488_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000144488_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000144488_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000212311_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212311_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212311_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000144489_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000144489_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000144489_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013202_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013202_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013202_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000212312_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212312_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212312_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000205061_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205061_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205061_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000205066_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205066_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205066_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000212314_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212314_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212314_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000013226_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013226_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013226_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013233_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013233_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013233_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000101220_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000101220_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000101220_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013222_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013222_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013222_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000182218_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182218_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182218_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000013227_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013227_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013227_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013199_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013199_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013199_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000182214_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182214_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182214_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%
C000182219_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182219_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182219_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000013207_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013207_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013207_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000013217_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013217_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013217_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013232_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013232_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013232_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013218_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013218_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013218_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000033058_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033058_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033058_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000205060_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205060_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205060_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000013208_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013208_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013208_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000212316_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212316_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212316_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000205062_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000205062_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000205062_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000013231_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013231_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013231_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013223_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013223_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013223_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013212_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013212_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013212_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000013221_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013221_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013221_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000182213_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182213_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182213_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%
C000212313_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212313_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212313_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000182216_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182216_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182216_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000205064_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000205064_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000205064_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%
C000033055_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033055_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033055_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013203_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013203_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013203_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000013213_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013213_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013213_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000182215_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182215_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182215_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%
C000013236_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013236_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013236_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000013201_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013201_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013201_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000205058_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000205058_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000205058_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%
C000182223_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182223_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182223_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000013237_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013237_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013237_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000013209_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013209_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013209_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000033054_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033054_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033054_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013238_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013238_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013238_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000101222_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000101222_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000101222_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013229_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013229_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013229_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000144491_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000144491_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000144491_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000013216_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013216_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013216_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000182217_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182217_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182217_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%
C000033057_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033057_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033057_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000212315_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212315_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212315_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000205057_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000205057_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.50%
C000205057_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000205057_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000205057_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000205057_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%
C000033052_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
C000033052_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%
C000033052_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.50%
C000033052_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%
C000033052_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%
C000033052_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.50%
C000033052_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033052_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033052_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013214_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.00%)
C000013214_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.03%
C000013214_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.14%
C000013214_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%
C000013214_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.31%
C000013214_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.76%
C000013214_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000013214_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000013214_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.12%
C000205065_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000205065_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.93%
C000205065_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000205065_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000205065_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000205065_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%
C000033050_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.69%)
C000033050_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.20%
C000033050_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000033050_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000033050_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.53%
C000033050_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.15%
C000033050_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033050_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033050_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000182220_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000182220_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.93%
C000182220_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%
C000182220_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000182220_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000182220_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%
C000205068_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%
C000205068_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.93%
C000205068_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000205068_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000205068_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000205068_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%
C000013219_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.95%)
C000013219_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.29%
C000013219_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.89%
C000013219_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%
C000013219_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.58%
C000013219_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.52%
C000013219_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000013219_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000013219_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.90%
C000033056_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.37%
C000033056_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.43%
C000033056_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.49%
C000033056_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%
C000033056_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.24%
C000033056_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.87%
C000033056_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033056_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033056_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000182224_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%
C000182224_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.11%
C000182224_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%
C000182224_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182224_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182224_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000013211_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%
C000013211_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.55%
C000013211_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.66%
C000013211_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%
C000013211_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.55%
C000013211_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.66%
C000013211_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000013211_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000013211_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.64%
C000182227_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%
C000182227_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.12%
C000182227_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%
C000182227_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182227_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182227_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000013206_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%
C000013206_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.49%
C000013206_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.16%
C000013206_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%
C000013206_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.49%
C000013206_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.16%
C000013206_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000013206_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000013206_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
C000205067_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%
C000205067_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.93%
C000205067_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%
C000205067_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000205067_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000205067_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%
C000101221_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%
C000101221_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.68%
C000101221_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000101221_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%
C000101221_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.68%
C000101221_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000101221_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000101221_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000101221_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013224_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.91%)
C000013224_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.41%
C000013224_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.81%
C000013224_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%
C000013224_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.72%
C000013224_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.45%
C000013224_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000013224_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000013224_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000033053_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%
C000033053_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.43%
C000033053_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.50%
C000033053_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%
C000033053_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000033053_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000033053_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033053_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033053_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013234_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.08%)
C000013234_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.27%
C000013234_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.50%
C000013234_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000013234_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.49%
C000013234_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.11%
C000013234_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000013234_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000013234_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.40%
C000182225_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%
C000182225_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.12%
C000182225_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%
C000182225_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182225_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182225_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000013204_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.97%)
C000013204_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%
C000013204_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.17%
C000013204_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%
C000013204_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.31%
C000013204_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%
C000013204_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000013204_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000013204_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
C000205063_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%
C000205063_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.71%
C000205063_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%
C000205063_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000205063_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000205063_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%
C000101223_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000101223_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.82%
C000101223_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.42%
C000101223_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000101223_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000101223_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013228_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000013228_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.99%
C000013228_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000013228_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000013228_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000013228_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000144490_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
C000144490_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%
C000144490_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.49%
C000144490_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%
C000144490_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%
C000144490_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.49%
C000144490_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000144490_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000144490_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000205059_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%
C000205059_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.71%
C000205059_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%
C000205059_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000205059_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000205059_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000144488_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.72%)
C000144488_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%
C000144488_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.50%
C000144488_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%
C000144488_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.52%
C000144488_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%
C000144488_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000144488_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000144488_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000212311_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%
C000212311_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000212311_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%
C000212311_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
C000212311_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000212311_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%
C000212311_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212311_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212311_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000144489_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%
C000144489_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.44%
C000144489_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.49%
C000144489_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000144489_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.24%
C000144489_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.87%
C000144489_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000144489_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000144489_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013202_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000013202_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.16%
C000013202_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.54%
C000013202_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%
C000013202_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.91%
C000013202_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.91%
C000013202_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000013202_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000013202_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%
C000212312_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%
C000212312_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.80%
C000212312_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%
C000212312_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212312_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212312_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000205061_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000205061_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.95%
C000205061_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%
C000205061_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000205061_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000205061_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%
C000205066_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%
C000205066_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.93%
C000205066_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000205066_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000205066_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000205066_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%
C000212314_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.75%)
C000212314_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.16%
C000212314_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%
C000212314_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%
C000212314_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.50%
C000212314_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%
C000212314_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212314_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212314_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000013226_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%
C000013226_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.89%
C000013226_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.81%
C000013226_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%
C000013226_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.89%
C000013226_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.81%
C000013226_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000013226_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000013226_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000013233_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%
C000013233_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.59%
C000013233_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.32%
C000013233_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000013233_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000013233_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.50%
C000101220_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)
C000101220_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.19%
C000101220_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000101220_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000101220_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.52%
C000101220_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.15%
C000101220_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000101220_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000101220_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013222_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%
C000013222_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.53%
C000013222_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.86%
C000013222_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%
C000013222_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.31%
C000013222_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.24%
C000013222_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000013222_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000013222_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.90%
C000182218_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000182218_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.28%
C000182218_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.11%
C000182218_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000182218_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000182218_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%
C000013227_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000013227_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.65%
C000013227_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.81%
C000013227_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%
C000013227_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.44%
C000013227_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.19%
C000013227_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000013227_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000013227_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000013199_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.94%)
C000013199_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.93%
C000013199_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.55%
C000013199_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%
C000013199_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.17%
C000013199_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.16%
C000013199_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000013199_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000013199_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%
C000182214_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000182214_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.76%
C000182214_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000182214_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000182214_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000182214_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%
C000182219_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%
C000182219_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.91%
C000182219_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000182219_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000182219_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000182219_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000013207_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%
C000013207_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.28%
C000013207_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.14%
C000013207_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%
C000013207_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.03%
C000013207_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.52%
C000013207_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000013207_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000013207_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
C000013217_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.09%
C000013217_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.26%
C000013217_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.12%
C000013217_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%
C000013217_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.03%
C000013217_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.50%
C000013217_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000013217_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000013217_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.12%
C000013232_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%
C000013232_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.24%
C000013232_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.40%
C000013232_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%
C000013232_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.04%
C000013232_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.78%
C000013232_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000013232_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000013232_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.50%
C000013218_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%
C000013218_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.58%
C000013218_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.03%
C000013218_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000013218_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000013218_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.12%
C000033058_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)
C000033058_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%
C000033058_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000033058_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000033058_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.51%
C000033058_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.15%
C000033058_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033058_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033058_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000205060_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%
C000205060_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%
C000205060_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%
C000205060_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000205060_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000205060_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%
C000013208_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000013208_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.57%
C000013208_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.05%
C000013208_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000013208_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000013208_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
C000212316_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000212316_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.91%
C000212316_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.16%
C000212316_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212316_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212316_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000205062_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%
C000205062_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.10%
C000205062_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%
C000205062_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000205062_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000205062_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000013231_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%
C000013231_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.47%
C000013231_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.39%
C000013231_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%
C000013231_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.47%
C000013231_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.39%
C000013231_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000013231_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000013231_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.50%
C000013223_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%
C000013223_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.84%
C000013223_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.78%
C000013223_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000013223_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000013223_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.90%
C000013212_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.07%
C000013212_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.33%
C000013212_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.65%
C000013212_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%
C000013212_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.09%
C000013212_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.03%
C000013212_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000013212_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000013212_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.64%
C000013221_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%
C000013221_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.75%
C000013221_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.88%
C000013221_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%
C000013221_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.75%
C000013221_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.88%
C000013221_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000013221_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000013221_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.90%
C000182213_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%
C000182213_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.60%
C000182213_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%
C000182213_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000182213_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000182213_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%
C000212313_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%
C000212313_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.10%
C000212313_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000212313_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212313_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212313_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000182216_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%
C000182216_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.81%
C000182216_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%
C000182216_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000182216_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000182216_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%
C000205064_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000205064_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.81%
C000205064_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000205064_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000205064_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000205064_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%
C000033055_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%
C000033055_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.68%
C000033055_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.49%
C000033055_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%
C000033055_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.68%
C000033055_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.49%
C000033055_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033055_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033055_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013203_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000013203_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.42%
C000013203_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.43%
C000013203_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000013203_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000013203_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%
C000013213_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%
C000013213_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.63%
C000013213_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%
C000013213_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000013213_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000013213_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.64%
C000182215_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%
C000182215_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.85%
C000182215_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000182215_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000182215_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000182215_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000013236_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%
C000013236_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.73%
C000013236_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.50%
C000013236_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%
C000013236_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.73%
C000013236_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.50%
C000013236_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000013236_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000013236_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.40%
C000013201_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000013201_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.38%
C000013201_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.54%
C000013201_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%
C000013201_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.38%
C000013201_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.54%
C000013201_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000013201_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000013201_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%
C000205058_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%
C000205058_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%
C000205058_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%
C000205058_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000205058_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000205058_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182223_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%
C000182223_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.12%
C000182223_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%
C000182223_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182223_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182223_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000013237_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%
C000013237_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.51%
C000013237_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.49%
C000013237_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%
C000013237_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.24%
C000013237_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.86%
C000013237_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000013237_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000013237_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.40%
C000013209_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.98%)
C000013209_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.10%
C000013209_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.67%
C000013209_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000013209_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.36%
C000013209_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.29%
C000013209_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000013209_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000013209_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.64%
C000033054_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%
C000033054_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.82%
C000033054_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.42%
C000033054_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033054_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033054_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013238_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%
C000013238_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.77%
C000013238_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.37%
C000013238_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000013238_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000013238_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.40%
C000101222_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%
C000101222_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
C000101222_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.49%
C000101222_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000101222_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000101222_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000101222_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000101222_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000101222_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013229_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.72%)
C000013229_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.98%
C000013229_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000013229_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%
C000013229_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.31%
C000013229_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.05%
C000013229_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000013229_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000013229_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.50%
C000144491_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%
C000144491_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.80%
C000144491_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.42%
C000144491_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000144491_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000144491_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000013216_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%
C000013216_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%
C000013216_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.14%
C000013216_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%
C000013216_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%
C000013216_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.14%
C000013216_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000013216_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000013216_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.12%
C000182217_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000182217_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.12%
C000182217_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%
C000182217_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000182217_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000182217_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%
C000033057_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000033057_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.81%
C000033057_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.42%
C000033057_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033057_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033057_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000212315_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%
C000212315_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
C000212315_ClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000212315_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%
C000212315_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.22%
C000212315_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%
C000212315_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212315_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212315_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%